EQUITY (Details)		1 Months Ended				12 Months Ended			13 Months Ended	24 Months Ended
	Jun. 30, 2016 shares	Dec. 31, 2018 USD ($) director $ / shares	Mar. 31, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2018 USD ($) director vote $ / shares shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($) director $ / shares shares
Equity, Class of Treasury Stock [Line Items]
Ownership percentage by noncontrolling owners		69.40%				69.40%	69.60%			69.40%
Number of votes each outstanding common unit is entitled to | vote						1
Noncontrolling interest, voting right pro rata distribution threshold, percentage						4.90%
Number of elected directors | director						4
Number of appointed directors | director		3				3				3
Maximum number of board of directors | director		7				7				7
Common units repurchased and canceled | $						$ 13,980,000	$ 0	$ 495,000	$ 500,000
Partners' Capital Account, Treasury Units, Purchased | $		$ 14,000,000
Common Units
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program | $		$ 50,000,000				$ 50,000,000				$ 50,000,000
Partners' Capital Account, Treasury Units, Purchased | $			$ 25,000,000
Sale of stock, maximum gross offerings | $				$ 150,000,000
Sale of stock, number of shares issued | shares										763,644
Sale of stock, price per share (in usd per share) | $ / shares		$ 23.08				$ 23.08				$ 23.08
Consideration received on sale of stock | $										$ 17,400,000
Golar GP LLC
Equity, Class of Treasury Stock [Line Items]
Ownership percentage by noncontrolling owners		2.00%				2.00%				2.00%
Partners' Capital | Common Units
Equity, Class of Treasury Stock [Line Items]
Subordinated units converted into common units (in shares) | shares	15,949,831
Subordinated units converted into common units, conversion ratio	1
General Partner
Equity, Class of Treasury Stock [Line Items]
Repurchase of units (in shares) | shares						0		0
Subordinated units converted into common units (in shares) | shares							7,639	0
Sale of stock, number of shares issued | shares										15,521
Sale of stock, price per share (in usd per share) | $ / shares		$ 23.08				$ 23.08				$ 23.08
Consideration received on sale of stock | $										$ 400,000
Limited Partner | Subordinated Units
Equity, Class of Treasury Stock [Line Items]
Subordinated units converted into common units (in shares) | shares								(15,949,831)
Limited Partner | Common Units
Equity, Class of Treasury Stock [Line Items]
Authorized amount of share repurchase program | $					$ 25,000,000.0
Repurchase period (in years)			2 years		2 years
Repurchase of units (in shares) | shares						930,866		38,000
Subordinated units converted into common units (in shares) | shares							374,295	15,949,831